Quarterly Data (Tables)	12 Months Ended
May. 31, 2015
Quarterly Financial Data [Abstract]
Schedule Of Unaudited Quarterly Data
The following table summarizes unaudited quarterly data for fiscal 2015 and fiscal 2014:

	Fiscal 2015 - Quarters Ended
(in millions, except per share data)	Aug. 24	Nov. 23	Feb. 22	May 31 (1)	Total (2)
Sales	$1,595.8	$1,559.0	$1,730.9	$1,878.3	$6,764.0
(Loss) earnings before income taxes	(43.7)	(54.6)	147.1	126.5	175.3
(Loss) earnings from continuing operations	(19.3)	(30.8)	128.4	118.1	196.4
(Loss) earnings from discontinued operations, net of tax	522.5	(2.0)	5.4	(12.8)	513.1
Net (loss) earnings	503.2	(32.8)	133.8	105.3	709.5
Basic net earnings per share:
(Loss) earnings from continuing operations	(0.14)	(0.24)	1.03	0.94	1.54
(Loss) earnings from discontinued operations	3.95	(0.02)	0.04	(0.11)	4.02
Net (loss) earnings	3.81	(0.26)	1.07	0.83	5.56
Diluted net earnings per share:
(Loss) earnings from continuing operations	(0.14)	(0.24)	1.01	0.92	1.51
(Loss) earnings from discontinued operations	3.95	(0.02)	0.04	(0.10)	3.96
Net (loss) earnings	3.81	(0.26)	1.05	0.82	5.47
Dividends paid per share	0.55	0.55	0.55	0.55	2.20
Stock price:
High	51.21	56.85	62.65	70.38	70.38
Low	43.56	46.70	54.96	61.31	43.56

	Fiscal 2014 - Quarters Ended
(in millions, except per share data)	Aug. 25	Nov. 24	Feb. 23	May 25	Total
Sales	$1,531.5	$1,485.6	$1,618.5	$1,650.1	$6,285.6
Earnings before income taxes	49.8	1.8	89.1	33.9	174.6
Earnings from continuing operations	42.2	6.0	86.6	48.4	183.2
Earnings from discontinued operations, net of tax	28.0	13.8	23.1	38.1	103.0
Net earnings	70.2	19.8	109.7	86.5	286.2
Basic net earnings per share:
Earnings from continuing operations	0.32	0.05	0.66	0.37	1.40
Earnings from discontinued operations	0.22	0.10	0.18	0.29	0.78
Net earnings	0.54	0.15	0.84	0.66	2.18
Diluted net earnings per share:
Earnings from continuing operations	0.32	0.05	0.65	0.36	1.38
Earnings from discontinued operations	0.21	0.10	0.17	0.29	0.77
Net earnings	0.53	0.15	0.82	0.65	2.15
Dividends paid per share	0.55	0.55	0.55	0.55	2.20
Stock price:
High	55.25	53.99	54.89	52.50	55.25
Low	46.62	44.78	47.05	47.83	44.78

(1)	The quarter ended May 31, 2015 consisted of 14 weeks while all other quarters consisted of 13 weeks.

(2)	The year ended May 31, 2015 consisted of 53 weeks while the year ended May 25, 2014 consisted of 52 weeks.